Other provisions, contingent liabilities and contingent assets (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)
Movements in long and short term provisions [Line Items]
Provisions	€ 1,324	£ 3	€ 1,311	£ 22
Increase decrease in provisions through transfers and other changes	10
Increase in provisions through charges	207
Operating profit (loss), operating	131
Increase in provisions through net financial income expense	11
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	65
Decrease in provisions through reversals	(85)
Decrease in provisions through EBITDA	(74)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(11)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(98)
Increase decrease in provisions through net exchange differences	(21)
Replacement and upgrades IFRIC12 [Member]
Movements in long and short term provisions [Line Items]
Provisions	184		145
Increase decrease in provisions through transfers and other changes	(2)
Increase in provisions through charges	71
Operating profit (loss), operating	0
Increase in provisions through net financial income expense	6
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	65
Decrease in provisions through reversals	0
Decrease in provisions through EBITDA	0
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(12)
Increase decrease in provisions through net exchange differences	(18)
Other Long term risks [Member]
Movements in long and short term provisions [Line Items]
Provisions	22		26
Increase decrease in provisions through transfers and other changes	(4)
Increase in provisions through charges	1
Operating profit (loss), operating	1
Increase in provisions through net financial income expense	0
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	0
Decrease in provisions through reversals	(1)
Decrease in provisions through EBITDA	(1)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	0
Increase decrease in provisions through net exchange differences	0
Non current provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions	395		353
Increase decrease in provisions through transfers and other changes	9
Increase in provisions through charges	90
Operating profit (loss), operating	15
Increase in provisions through net financial income expense	9
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	65
Decrease in provisions through reversals	(21)
Decrease in provisions through EBITDA	(10)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(11)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(16)
Increase decrease in provisions through net exchange differences	(21)
Current provisions [Member] | Trade provisions [Member]
Movements in long and short term provisions [Line Items]
Provisions	929		958
Increase decrease in provisions through transfers and other changes	1
Increase in provisions through charges	117
Operating profit (loss), operating	116
Increase in provisions through net financial income expense	1
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	0
Decrease in provisions through reversals	(64)
Decrease in provisions through EBITDA	(64)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	0
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(82)
Increase decrease in provisions through net exchange differences	0
Litigation and taxes [Member]
Movements in long and short term provisions [Line Items]
Provisions	188		€ 182
Increase decrease in provisions through transfers and other changes	15
Increase in provisions through charges	18
Operating profit (loss), operating	15
Increase in provisions through net financial income expense	3
Increase in provisions through impairment and disposals	0
Increase in provisions through corporate income tax	0
Increase in provisions through fixed asset depreciation	0
Decrease in provisions through reversals	(20)
Decrease in provisions through EBITDA	(9)
Decrease in provisions through net financial income expense	0
Decrease in provisions through impairment and disposals	0
Decrease in provisions through corporate income tax	(11)
Decrease in provisions through fixed asset depreciation	0
Applications with balancing entries in current accounts	(4)
Increase decrease in provisions through net exchange differences	€ (3)